Financial instruments and risk management (Summary of Company's Contractual Obligations) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Derivative Instruments by Risk Exposure [Abstract]
Total	€ 20,727
Operating leases, Less than 1 year	4,857
Operating leases, 1-3 years	7,080
Operating leases, 3-5 years	5,130
Operating leases, More than 5 years	3,660
Purchase obligations:
Purchase commitments to suppliers	48,982
Purchase commitments to suppliers, Less than 1 year	48,982
Capital expenditure commitments	458
Capital expenditure commitments, Less than 1 year	458
Unrecognized tax benefits (ASC 740)	0	22,511	21,749	20,057
Total contractual obligations	74,944
Total contractual obligations, Less than 1 year	54,506
Total contractual obligations, 1-3 years	7,730
Total contractual obligations, 3-5 years	6,252
Total contractual obligations, More than 5 years	6,456
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	4,777
Pension liabilities, Less than 1 year	209
Pension liabilities, 1-3 years	650
Pension liabilities, 3-5 years	1,122
Pension liabilities, More than 5 years	€ 2,796